Revenue	6 Months Ended
Dec. 31, 2025
Revenue [Abstract]
REVENUE

16. REVENUE

	Six Months Ended
	December 31, 2025	December 31, 2024
	RM	RM
Revenue from contracts with customers
Sale of goods	150,400,000	82,650,000
	150,400,000	82,650,000

Timing of revenue recognition
Transferred at a point in time	150,400,000	82,650,000

Sales of goods

The revenue for financial periods ended December 31, 2025 was mainly consists of sales of IoT hardware AI server, investment holding and others.

Revenue from sale of goods is recognised at a point in time when the Group satisfies a performance obligation by transferring a promised good (i.e. an asset) to a customer. An asset is transferred as and when a customer obtains control of that asset which coincides with the delivery of goods and acceptance by the customer.

There is no material right of return and warranty provided to the customers on the sale of goods and there is no significant financing component in the revenue arising from sale of goods as the sales are made on normal credit terms not exceeding twelve months.